Note 10 - Capital Stock and Reserves - Restricted Share Unit Transactions (Details)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Restricted share units granted in November 15, 2024 [member]
Statement Line Items [Line Items]
Other equity, number	136,913	[1]	0
Other equity, granted	0		222,491
Other equity, settled	(51,193)		(82,570)
Other equity, forfeited / expired	0		(3,008)
Other equity, number	85,720		136,913	[1]
Other equity, exercisable	85,720		87,179
Restricted share units granted in February 12, 2025 [member]
Statement Line Items [Line Items]
Other equity, number	7,088		0
Other equity, granted	0		7,088
Other equity, settled	0		0
Other equity, forfeited / expired	0		0
Other equity, number	7,088		7,088
Other equity, exercisable	7,088		0
Restricted share units granted in July 2, 2025 [member]
Statement Line Items [Line Items]
Other equity, number	0
Other equity, granted	413,100
Other equity, settled	0
Other equity, forfeited / expired	0
Other equity, number	413,100	[2]	0
Other equity, exercisable	0
Restricted share units [member]
Statement Line Items [Line Items]
Other equity, number	144,001		0
Other equity, granted	428,718		229,579
Other equity, settled	(51,193)		(82,570)
Other equity, forfeited / expired	0		(3,008)
Other equity, number	521,526		144,001
Other equity, exercisable	92,808		87,179
Restricted share units granted in October 27, 2025 [member]
Statement Line Items [Line Items]
Other equity, number	0
Other equity, granted	15,618
Other equity, settled	0
Other equity, forfeited / expired	0
Other equity, number	15,618		0
Other equity, exercisable	0

[1]	51,193 exercised subsequently
[2]	3,499 RSU exercised subsequently